Short-Term Investments (Details)							1 Months Ended
	Nov. 28, 2025 $ / shares shares	Jun. 18, 2025 USD ($)	May 27, 2025 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Nov. 30, 2024 USD ($)	Oct. 30, 2024 USD ($) $ / shares shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 $ / shares shares	Jul. 25, 2025 USD ($)	May 30, 2025 USD ($) shares	May 13, 2025 shares	Oct. 31, 2024 shares	Jul. 08, 2024 shares	Jul. 04, 2024 shares	May 23, 2023 shares	Jun. 29, 2022 shares	Feb. 14, 2022 shares
Short-Term Investments [Line Items]
Shares issued	6		250	144								4,848			38	38
Initial public offering cost (in Dollars) | $				$ 200,000
Warrants exercised				1		1
Warrants expire							Oct. 31, 2028
Total proceeds (in Dollars) | $					$ 79,711		$ 78,500
Stockholders' equity, reverse stock split	1-for-6		1-for-250
Par value (in Dollars per share) | $ / shares
Aggregate sold amount (in Dollars) | $										$ 63,602
Common shares issued of RSU’s fully vested													3,372	3,372
Direct operating expense from investment property (in Dollars) | $							501,938
Changes in fair value amount (in Dollars) | $							$ 7,612
Polyrizon Ltd [Member]
Short-Term Investments [Line Items]
Shares issued	1		1			53
Par value (in Dollars per share) | $ / shares
Third Party Investor [Member]
Short-Term Investments [Line Items]
Additional purchased taurus shares							111,065
Payment of purchased additional taurus shares (in Dollars) | $							$ 48,150
Medigus Ltd [Member]
Short-Term Investments [Line Items]
Common shares issued of RSU’s fully vested																	27,778
Pre-Funded Warrants [Member]
Short-Term Investments [Line Items]
Shares issued				133							133
Warrants [Member]
Short-Term Investments [Line Items]
Shares issued				278
Exercise price | $ / shares				$ 0.00006
Polyrizon warrants [Member]
Short-Term Investments [Line Items]
Shares issued						160
Exercise price | $ / shares						$ 6,570
Warrants expire				Sep. 30, 2027		Oct. 29, 2029
Shares received										16,450
Amount of aggregate fair value of warrants (in Dollars) | $		$ 106,362
Aggregate sold amount (in Dollars) | $									$ 106,362
Polyrizon warrants [Member] | Warrants [Member]
Short-Term Investments [Line Items]
Exercise price | $ / shares				$ 1,800
public offering [Member]
Short-Term Investments [Line Items]
Initial public offering cost (in Dollars) | $						$ 350,400	$ 466,441
Taurus Shares [Member]
Short-Term Investments [Line Items]
Shares issued								13,020,000
Taurus Warrants [Member]
Short-Term Investments [Line Items]
Shares issued								13,020,000
Exercise price | $ / shares								$ 0.064